June 3, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Dreyfus Premier California Municipal Bond Fund
     Registration Statement File No. 33-7498
     CIK No. 797925

Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on May 28, 1997.

     Please address any comments or questions to the undersigned at (212) 922-6755.



                                             Very truly yours,




                                             Janette E. Farragher


JEF:kwm
Enclosures

cc:  Stroock & Stroock & Lavan